Supplementary Cash Flow Information	12 Months Ended
Mar. 31, 2023
Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information	SUPPLEMENTARY CASH FLOW INFORMATION
Changes in non-cash working capital items are as follows :

As at	March 31,
	2023	2022
	$	$
Accounts receivable and other receivables	15,750	(15,894)
Income taxes receivable	—	628
Other assets	103	—
Unbilled revenues	(4,482)	865
Tax credits receivable	(1,606)	(5,688)
Prepaids	(940)	(765)
Accounts payable and accrued liabilities	(6,159)	17,651
Deferred revenues	(366)	2,083
	2,300	(1,120)

During the year ended March 31, 2023, non-cash investing and financing activities included additions to right-of-use assets and lease liabilities in the amount of $293,000 (2022 - $67,000) and $103,000 (2022 - nil) of other assets were reclassified to accounts receivable and other receivables.